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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.

                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Corvex Management LP
Address:       712 Fifth Avenue, 23rd Floor
               New York, New York 10019

Form 13F File Number: 028-14659

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Keith Meister
Title:     Managing Partner
Phone:     (212) 474-6700

Signature, Place, and Date of Signing:

/s/ Keith Meister             New York, New York           August 14, 2012
--------------------          ------------------           ---------------
     [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                     0
                                                              ----------

Form 13F Information Table Entry Total:                               37
                                                              ----------

Form 13F Information Table Value Total:                       $1,551,828
                                                              ----------
                                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.          Form 13F File Number          Name
     ---          --------------------          ----

     None.

                                                   Corvex Management LP
                                                Form 13F Information Table
                                                Quarter ended June 30, 2012

          COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4          COLUMN 5       COLUMN 6 COLUMN 7  COLUMN 8
                                                  CUSIP      VALUE      SHRS OR   SH/  PUT/  INVT  OTH  VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      NUMBER    (x$1000)    PRN AMT   PRN  CALL  DISC  MNG SOLE  SHARED  NONE
----------------------------  ---------------   ---------- ----------  ---------  ---  ----- ----  --- ----  ------  ----
ABOVENET INC                  COM               00374N107  $   16,800    200,000  SH         SOLE       X
AMERICAN TOWER CORP NEW       COM               03027X100  $   20,631    295,115  SH         SOLE       X
AMYLIN PHARMACEUTICALS INC    COM               032346108  $    1,685     59,700  SH         SOLE       X
ANADARKO PETE CORP            COM               032511107  $    6,620    100,000  SH         SOLE       X
ANADARKO PETE CORP            COM               032511107  $   39,727    600,100  SH   CALL  SOLE       X
ARMOUR RESIDENTIAL REIT INC   COM               042315101  $   17,402  2,447,500  SH         SOLE       X
BMC SOFTWARE INC              COM               055921100  $   77,166  1,808,016  SH         SOLE       X
BP PLC                        SPONSORED ADR     055622104  $   20,270    500,000  SH   CALL  SOLE       X
CBRE GROUP INC                CL A              12504L109  $   18,560  1,134,478  SH         SOLE       X
CHESAPEAKE ENERGY CORP        COM               165167107  $   19,506  1,048,700  SH   CALL  SOLE       X
COMVERSE TECHNOLOGY INC       COM PAR $0.10     205862402  $    6,180  1,061,800  SH         SOLE       X
CORRECTIONS CORP AMER NEW     COM NEW           22025Y407  $  146,072  4,960,000  SH         SOLE       X
EXPRESS SCRIPTS HLDG CO       COM               30219G108  $   86,425  1,548,000  SH         SOLE       X
EXPRESS SCRIPTS HLDG CO       COM               30219G108  $   41,873    750,000  SH   CALL  SOLE       X
GAYLORD ENTMT CO NEW          COM               367905106  $    3,856    100,000  SH         SOLE       X
GEN-PROBE INC NEW             COM               36866T103  $   16,440    200,000  SH         SOLE       X
HARRY WINSTON DIAMOND CORP    COM               41587B100  $   12,496  1,100,000  SH         SOLE       X
HESS CORP                     COM               42809H107  $    3,150     72,500  SH         SOLE       X
HESS CORP                     COM               42809H107  $   58,658  1,350,000  SH   CALL  SOLE       X
HORNBECK OFFSHORE SVCS INC N  COM               440543106  $   24,406    629,347  SH         SOLE       X
INTERDIGITAL INC              COM               45867G101  $    2,951    100,000  SH         SOLE       X
ISHARES TR                    FTSE CHINA25 IDX  464287184  $   52,602  1,562,500  SH   PUT   SOLE       X
ISHARES TR                    RUSSELL 2000      464287655  $  318,600  4,000,000  SH   PUT   SOLE       X
KINDER MORGAN INC DEL         *W EXP 05/25/201  49456B119  $    1,081    500,600  SH         SOLE       X
LINCARE HLDGS INC             COM               532791100  $    5,103    150,000  SH   CALL  SOLE       X
NEWS CORP                     CL A              65248E104  $   10,350    464,317  SH         SOLE       X
RALCORP HLDGS INC NEW         COM               751028101  $   40,519    607,124  SH         SOLE       X
SBA COMMUNICATIONS CORP       COM               78388J106  $   66,018  1,157,200  SH         SOLE       X
SENSATA TECHNOLOGIES HLDG BV  SHS               N7902X106  $   21,774    813,076  SH         SOLE       X
SPDR SERIES TRUST             S&P METALS MNG    78464A755  $   41,440  1,000,000  SH   PUT   SOLE       X
TYCO INTERNATIONAL LTD        SHS               H89128104  $   93,335  1,766,036  SH         SOLE       X
TYCO INTERNATIONAL LTD        SHS               H89128104  $   44,923    850,000  SH   CALL  SOLE       X
VERINT SYS INC                COM               92343X100  $    5,560    188,400  SH         SOLE       X
VERISIGN INC                  COM               92343E102  $   82,089  1,884,071  SH         SOLE       X
WATSON PHARMACEUTICALS INC    COM               942683103  $    3,700     50,000  SH         SOLE       X
WYNDHAM WORLDWIDE CORP        COM               98310W108  $   60,540  1,147,904  SH         SOLE       X
YAHOO INC                     COM               984332106  $   63,320  4,000,000  SH   CALL  SOLE       X


Total Fair Market Value (in thousands):                    $1,551,828
